STOCK BASED COMPENSATION - Option activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Outstanding at December 31, 2022	$ 64.20	$ 664.68	$ 683.04
Granted		134.52	597.00
Forfeited/Cancelled (in dollars per share)		597.00
Outstanding and exercisable at September 30, 2023		$ 64.20	$ 664.68
ADS
ADS Underlying Options
Outstanding at December 31, 2022	280,735	11,440	8,991
Granted		448,779	2,449
Forfeited/Cancelled (in shares)		(19,362)
Outstanding and exercisable at September 30, 2023	864,068	280,735	11,440
Weighted Average Exercise Price
Outstanding at December 31, 2022	$ 24.71
Outstanding and exercisable at September 30, 2023	$ 16.13	$ 24.71
Amended plan
ADS Underlying Options
Granted			0
Amended plan | ADS
ADS Underlying Options
Outstanding at December 31, 2022	25,595	479
Granted	1,071	25,595
Forfeited/Cancelled (in shares)		(479)
Outstanding and exercisable at September 30, 2023	26,666	25,595	479
Exercisable options (in shares)	7,381
Weighted Average Exercise Price
Outstanding at December 31, 2022	$ 210.00	$ 7,640.88
Granted	210.00	210.00
Forfeited/Cancelled (in dollars per share)		7,640.00
Outstanding and exercisable at September 30, 2023	210.00	$ 210.00	$ 7,640.88
Exercisable options (in dollars per share)	$ 210.00
Weighted Average Contractual Terms
Contractual term (in years)	8 years 7 months 20 days	9 years 3 months 10 days	3 months 29 days
Exercisable options (in years)	8 years 6 months 25 days	0 years